Vessel Operating Expenses	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Vessel Operating Expenses

11. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:
	Nine Months Ended
	September 30,
	2012	2013
Crew wages and related costs	$12,379	$16,052
Insurance	2,066	2,544
Repairs, maintenance and drydocking costs	1,455	2,238
Spares, stores and provisions	4,692	5,502
Lubricants	2,803	2,500
Taxes	178	423
Miscellaneous	1,173	1,822
Total	$24,746	$31,081